Noncontrolling Interest	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interest	NONCONTROLLING INTEREST
Total noncontrolling interest consists of noncontrolling interest attributable to B2M LP and NRLP. The following tables show the movements in total noncontrolling interest during the years ended December 31, 2021 and 2020:

Year ended December 31, 2021 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	22	72	94
Distributions to noncontrolling interest	(4)	(10)	(14)
Net income attributable to noncontrolling interest	2	6	8
Noncontrolling interest - ending	20	68	88

Year ended December 31, 2020 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	59	79
Contributions from sale of noncontrolling interest (Note 4)	—	9	9
Distributions to noncontrolling interest	—	(2)	(2)
Net income attributable to noncontrolling interest	2	6	8
Noncontrolling interest - ending	22	72	94
B2M LP
On December 16, 2014, transmission assets totalling $526 million were transferred from Hydro One Networks to B2M LP. This was financed by 60% debt ($316 million) and 40% equity ($210 million). On December 17, 2014, the SON acquired a 34.2% equity interest in B2M LP for consideration of $72 million, representing the fair value of the equity interest acquired. The SON’s initial investment in B2M LP consists of $50 million of Class A units and $22 million of Class B units.
The Class B units have a mandatory put option which requires that upon the occurrence of an enforcement event (i.e., an event of default such as a debt default by the SON or insolvency event), Hydro One purchase the Class B units of B2M LP for net book value on the redemption date. The noncontrolling interest relating to the Class B units is classified on the consolidated balance sheet as temporary equity because the redemption feature is outside the control of the Company. The balance of the noncontrolling interest is classified within equity.
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2021 and 2020:

Year ended December 31, 2021 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	22	49	71
Distributions to noncontrolling interest	(4)	(7)	(11)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	20	46	66

Year ended December 31, 2020 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	47	67
Distributions to noncontrolling interest	—	(2)	(2)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	22	49	71
NRLP
On September 18, 2019, Hydro One Networks sold to the Six Nations of the Grand River Development Corporation and, through a trust, to the Mississaugas of the Credit First Nation a 25.0% and 0.1%, respectively, equity interest in NRLP partnership units for total consideration of $12 million, representing the fair value of the equity interest acquired. On January 31, 2020, the Mississaugas of the Credit First Nation purchased an additional 19.9% equity interest in NRLP partnership units from Hydro One Networks for total cash consideration of $9 million. Following this transaction, Hydro One's interest in the equity portion of NRLP partnership units was reduced to 55%, with the Six Nations of the Grand River Development Corporation and the Mississaugas of the Credit First Nation owning 25% and 20%, respectively, of the equity interest in NRLP partnership units. The First Nations Partners' noncontrolling interest in NRLP is classified within equity.
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2021 and 2020:

Year ended December 31 (millions of dollars)	2021	2020
Noncontrolling interest - beginning	23	12
Contributions from sale of noncontrolling interest (Note 4)	—	9
Distributions to noncontrolling interest	(3)	—
Net income attributable to noncontrolling interest	2	2
Noncontrolling interest - ending	22	23